Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Breakdown of Revenues	The breakdown of Revenues for the years 2021, 2020 and 2019 is as follows:

Millions of euros	2021	2020	2019
Rendering of services	34,117	37,394	42,264
Sales	5,160	5,682	6,158
Total	39,277	43,076	48,422

Schedule of Breakdown of Other Income
The breakdown of “Other income” is as follows:

Millions of euros	2021	2020	2019
Own work capitalized	771	873	890
Gain on disposal of businesses	11,008	67	677
Gain on disposal of property, plant and equipment	478	270	471
Gain on disposal of intangible assets	7	6	141
Government grants	13	17	22
Other operating income	396	354	641
Total	12,673	1,587	2,842

Schedule of Breakdown of Other Expenses	The breakdown of “Other expenses” is as follows:

Millions of euros	2021	2020	2019
Leases included in "Other expenses" (1)	80	89	123
Other external services	8,604	9,617	11,370
Taxes other than income tax	703	902	995
Change in trade provisions	660	860	974
Losses on disposal of fixed assets and changes in provisions for fixed assets	51	416	187
Goodwill impairment (Note 7)	416	519	206
Other operating expenses	462	468	589
Total	10,976	12,871	14,444
(1) Following the adoption of IFRS 16 (Leases) in 2019, only included short-term leases and leases of low-value or intangible assets (see Notes 9).
Schedule of Estimated Payments on Operating Leases, Purchases, and Other Contractual Commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	4,003
1 to 3 years	5,015
3 to 5 years	2,115
More than 5 years	1,690
Total	12,823

Schedule of Breakdown of the Telefónica Group’s Average Number of Employees by Segment	The table below presents the breakdown of the Telefónica Group’s average number of employees by fully consolidated segment (see Note 4) in 2021, 2020 and 2019, together with total headcount at December 31 each year.

	2021		2020		2019
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	22,872	22,976	22,992	22,978	25,338	23,081
Telefónica United Kingdom	2,884	—	6,501	6,318	6,940	6,861
Telefónica Germany	7,375	7,056	7,770	7,701	8,034	7,955
Telefónica Brazil	33,987	34,343	33,938	33,828	33,147	33,905
Telefónica Hispam	31,806	30,717	33,872	33,506	35,928	34,474
Other companies	8,852	9,058	8,109	8,466	8,638	8,328
Total	107,776	104,150	113,182	112,797	118,025	114,604

Schedule of Breakdown of Depreciation and Amortization	The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2021	2020	2019
Property, plant and equipment (Note 8)	4,360	5,022	5,613
Intangible assets (Note 6)	2,388	2,735	3,248
Rights of use (Note 9)	1,649	1,602	1,721
Total	8,397	9,359	10,582

Schedule of Earnings Per Share	Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2021	2020	2019
Profit attributable to ordinary equity holders of the parent company	8,137	1,582	1,142
Adjustment for the coupon corresponding to perpetual subordinated obligations	(337)	(335)	(379)
Tax effect	84	84	97
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	7,884	1,331	860

Number of shares (thousands)	2021	2020 (*)	2019 (*)
Weighted average number of ordinary shares for basic earnings per share (does not include treasury shares)	5,726,631	5,813,179	5,794,037
Telefónica, S.A. plans of rights over shares	10,098	6,590	4,766
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,736,729	5,819,769	5,798,803
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Earnings per share (euros)	2021	2020	2019
Basic	1.38	0.23	0.15
Diluted	1.37	0.23	0.15